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June 17, 2014		Writer’s Direct Contact
212.468.8053
VIA EDGAR		JBaris@mofo.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             The Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

Our client, The Victory Portfolios (“Registrant” or “VP”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) Post-Effective Amendment No. 117 under the Securities Act and No. 118 under the 1940 Act to its registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed under Rule 485(a) under the Securities Act regarding the Integrity Micro-Cap Equity Fund, Munder Growth Opportunities Fund, Munder Total Return Bond Fund, Munder Index 500 Fund, Integrity Small-Cap Value Fund, Munder Mid-Cap Core Growth Fund, Munder International Fund - Core Equity, Munder International Small-Cap Fund, Integrity Mid-Cap Value Fund, Integrity Small/Mid-Cap Value Fund and Munder Emerging Markets Small-Cap Fund (collectively, the “Funds”), each a new series portfolio of Registrant.

The investment objective and principal investment strategies of the Funds are substantially identical to those of the Munder Micro-Cap Equity Fund, Munder Growth Opportunities Fund, Munder Bond Fund, Munder Index 500 Fund, Munder Veracity Small-Cap Value Fund, Munder Mid-Cap Core Growth Fund, Munder International Fund - Core Equity, Munder International Small-Cap Fund, Munder Integrity Mid-Cap Value Fund, Munder Integrity Small/Mid-Cap Value Fund, Munder Emerging Markets Small-Cap Fund (collectively, the “Munder Funds”), each a series portfolio of the Munder Series Trust (“MST”)(File No. 333-102943, 811-21294), except for a change to a fundamental policy of the Munder Growth Opportunities Fund and the Funds’ ability to adopt a manager of managers structure, as noted below.  The staff has had the opportunity to review the Munder Funds on numerous occasions, the last of which was, with respect to Munder Emerging Markets Small-Cap Fund, in Post-Effective Amendment No. 48, filed pursuant to Rule 485(a) under the Securities Act on April 17, 2013 (Accession No. 0001104659-13-030338).

VP Munder Growth Opportunities Fund will not be subject to a fundamental policy to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.  Such a fundamental policy currently applies to the MST Munder Growth Opportunities Fund.

The Funds will allow the investment adviser to rely on an exemptive order from the SEC permitting the investment adviser, subject to the approval of the Fund Board, to appoint or replace certain sub-advisers without obtaining shareholder approval.  Reliance on such manager of managers order will be approved by the sole initial shareholder of each Fund.  To date only the MST Munder Emerging Markets Small-Cap Fund has approved reliance on such an order.

From an operational standpoint, the Funds are substantially identical to the other series portfolios of Registrant, which the staff has had an opportunity to review on numerous occasions, the last of which was in Post-Effective Amendment No. 114, filed pursuant to Rule 485(a) under the Securities Act on April 3, 2014 (Accession No. 0001104659-14-025664).  However, the Transfer Agent of the Munder Funds will remain the same.  Registrant knows of no problem areas to bring to the staff’s attention with respect to this filing and no new investment techniques, products or distribution methods are included in this filing.

In light of the information provided above, Registrant hereby requests selective review in accordance with Securities Act Release 33-6510, and further requests that this Registration Statement be declared effective on July 1, 2014, or as soon as possible thereafter.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/Jay G. Baris

Jay G. Baris

cc:           Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes

Isabelle Sajous